PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning Liabilities	Other	Total

December 31, 2018	36	3	39
Adjustments to existing provisions	7	—	7
Amounts used	(2)	—	(2)

December 31, 2019	41	3	44

Current (recorded in "other current liabilities")	7	1	8
Long-term	34	2	36